SCHEDULE OF EMPLOYEE BENEFITS (Details) - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Postemployment Benefits [Abstract]
Benefit obligation at beginning of the period		$ 71,090
Acquired in business combinations	[1]			61,044
Service cost and interest cost		11,575		9,960
Foreign exchange rate changes		(559)		86
Defined benefit plan obligations		82,106		71,090
Total recorded		82,106		71,090
Total recorded		$ 11,575		$ 9,960

[1]	Represents the benefit obligation assumed in connection with the acquisitions of TEX and H2N. Refer to Note 3 - Acquisitions for further information about the Group’s acquisition related transactions.